Investment Objectives and Goals - iShares Total USD Fixed Income Market ETF	Dec. 09, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® TOTAL USD FIXED INCOME MARKET ETFTicker: BTOTStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Total USD Fixed Income Market ETF (the “Fund”) seeks to track the investment results of an index that provides comprehensive exposure to U.S. dollar-denominated fixed income securities that are rated either investment-grade or high yield.